Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 71,254	€ 85,675
Financial liabilities	195,873	197,882
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,705	29,865
Financial liabilities	42,212	47,648
Net Exposure	(20,507)	(17,783)
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,173	10,280
Financial liabilities	10,005	5,820
Net Exposure	(4,832)	4,460
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,453	3,873
Financial liabilities	7,722	8,126
Net Exposure	(3,269)	(4,253)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,089	4,288
Financial liabilities	2,497	1,596
Net Exposure	1,592	2,692
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	810	482
Financial liabilities	6,772	6,583
Net Exposure	(5,962)	(6,101)
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,229	1,906
Financial liabilities	1,415	1,674
Net Exposure	(186)	232
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	62	198
Financial liabilities	4	99
Net Exposure	58	99
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,087	1,932
Financial liabilities	2,884	4,003
Net Exposure	(797)	(2,071)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,608	52,824
Financial liabilities	73,511	75,549
Net Exposure	€ (33,903)	€ (22,725)